SHARE CAPITAL - Disclosure of changes in reserve for share-based payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	$ 6,399,479	$ 5,109,676	$ 3,415,790
Share-based-payments	1,742,511	1,863,085	1,693,886
Balance at the end of year	7,639,768	6,399,479	5,109,676
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	5,470,552	4,767,433	3,415,790
Share-based-payments	431,884	932,333	1,351,643
Options exercised	0	(229,214)	0
Balance at the end of year	5,902,436	5,470,552	4,767,433
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	528,810	35,020	0
Share-based-payments	871,875	837,858	35,020
RSUs vested	(502,222)	(344,068)	0
Balance at the end of year	898,463	528,810	35,020
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	400,117	307,223	0
Share-based-payments	438,752	92,894	307,223
Balance at the end of year	$ 838,869	$ 400,117	$ 307,223